Texas Capital Texas Equity Index ETF
Schedule of Investments
September 30, 2024 - (Unaudited)
COMMON STOCKS — 99.77% Shares Fair Value
Communications — 1.62%
AT&T, Inc. 16,056 $ 353,233
Frontier Communications Parent, Inc.
(a)
580 20,607
Match Group, Inc.
(a)
572 21,644
Nexstar Media Group, Inc. 81 13,393
Thryv Holdings, Inc.
(a)
716 12,337
421,214
Consumer Discretionary — 21.05%
Academy Sports & Outdoors, Inc. 5,552 324,015
Brinker International, Inc.
(a)
2,163 165,534
Builders FirstSource, Inc.
(a)
201 38,966
Carriage Services, Inc. 536 17,597
Chuy's Holdings, Inc.
(a)
100 3,740
Cinemark Holdings, Inc.
(a)
438 12,194
Copart, Inc.
(a)
2,026 106,162
D.R. Horton, Inc. 3,207 611,800
Dave & Buster's Entertainment, Inc.
(a)
5,226 177,945
Forestar Group, Inc.
(a)
408 13,207
GameStop Corp., Class A
(a)
30,624 702,208
Green Brick Partners, Inc.
(a)
461 38,503
Group 1 Automotive, Inc. 1,058 405,256
LGI Homes, Inc.
(a)
222 26,311
RCI Hospitality Holdings, Inc. 373 16,617
Rush Enterprises, Inc., Class A 5,637 297,803
Sally Beauty Holdings, Inc.
(a)
8,272 112,251
Service Corp. International 6,145 485,025
Target Hospitality Corp.
(a)
1,801 14,012
Tesla, Inc.
(a)
4,778 1,250,068
Upbound Group, Inc. 401 12,828
Wingstop, Inc. 1,442 599,988
XPEL, Inc.
(a)
890 38,599
YETI Holdings, Inc.
(a)
328 13,458
5,484,087
Consumer Staples — 2.56%
Darling Ingredients, Inc.
(a)
358 13,303
Kimberly-Clark Corp. 580 82,522
Quanex Building Products Corp. 471 13,070
Sysco Corp. 7,003 546,655
Vital Farms, Inc.
(a)
357 12,520
668,070
Energy — 19.94%
APA Corp. 1,545 37,791
Archrock, Inc. 635 12,852
Atlas Energy Solutions, Inc. 570 12,426
Baker Hughes Co., Class A 3,939 142,395

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
September 30, 2024 - (Unaudited)
COMMON STOCKS — 99.77% - (continued) Shares Fair Value
Energy — 19.94% - (continued)
Berry Corp. 2,356 $ 12,110
ChampionX Corp. 439 13,236
Cheniere Energy, Inc. 3,226 580,164
Chord Energy Corp. 244 31,776
Comstock Resources, Inc. 1,243 13,835
ConocoPhillips 4,843 509,871
Coterra Energy, Inc. 2,931 70,197
Crescent Energy Co., Class A 1,200 13,140
CVR Energy, Inc. 582 13,403
Diamondback Energy, Inc. 745 128,438
DNOW, Inc.
(a)
1,360 17,585
EOG Resources, Inc. 2,371 291,467
Excelerate Energy, Inc., Class A 656 14,439
Expro Group Holdings N.V.
(a)
1,380 23,695
Exxon Mobil Corp. 7,650 896,732
Granite Ridge Resources, Inc. 2,068 12,284
Halliburton Co. 3,684 107,020
Helix Energy Solutions Group, Inc.
(a)
1,326 14,719
Hess Midstream, L.P., Class A 379 13,367
HF Sinclair Corp. 303 13,505
Innovex International, Inc.
(a)
839 12,317
Kinder Morgan, Inc. 19,291 426,138
Kinetik Holdings, Inc., Class A 437 19,779
Kodiak Gas Services, Inc. 435 12,615
Landbridge Co., LLC
(a)
356 13,927
Magnolia Oil & Gas Corp., Class A 754 18,413
Marathon Oil Corp. 2,205 58,719
Matador Resources Co. 478 23,623
MRC Global, Inc.
(a)
1,145 14,587
Murphy Oil Corp. 591 19,940
Newpark Resources, Inc.
(a)
1,619 11,220
Noble Corp. plc 43 1,554
NOV, Inc. 688 10,987
Occidental Petroleum Corp. 2,849 146,837
Oceaneering International, Inc.
(a)
531 13,206
Oil States International, Inc.
(a)
2,947 13,556
Par Pacific Holdings, Inc.
(a)
675 11,880
Patterson-UTI Energy, Inc. 1,590 12,164
Permian Resources Corp., Class A 2,578 35,087
Phillips 66 685 90,043
ProPetro Holding Corp.
(a)
1,749 13,397
Range Resources Corp. 929 28,576
Sable Offshore Corp.
(a)
596 14,083
Schlumberger Ltd. 5,926 248,596
Select Water Solutions, Inc., Class A 1,195 13,300

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
September 30, 2024 - (Unaudited)
COMMON STOCKS — 99.77% - (continued) Shares Fair Value
Energy — 19.94% - (continued)
Solaris Oilfield Infrastructure, Inc., Class A 1,092 $ 13,934
Southwestern Energy Co.
(a)
4,009 28,504
Sunnova Energy International, Inc.
(a)
1,101 10,724
Talen Energy Corp.
(a)
248 44,204
Talos Energy, Inc.
(a)
1,146 11,861
Targa Resources Corp. 2,034 301,052
TETRA Technologies, Inc.
(a)
4,444 13,776
Texas Pacific Land Corp. 382 337,971
Thermon Group Holdings, Inc.
(a)
391 11,667
Tidewater, Inc.
(a)
219 15,722
VAALCO Energy, Inc. 2,301 13,208
Valero Energy Corp. 524 70,756
Viper Energy, Inc. 380 17,142
Weatherford International PLC 282 23,947
5,195,459
Financials — 6.50%
Applied Digital Corp.
(a)
2,105 17,366
Charles Schwab Corp. (The) 14,046 910,321
Comerica, Inc. 1,206 72,251
Corebridge Financial, Inc. 2,828 82,465
Cullen/Frost Bankers, Inc. 537 60,069
EZCORP, Inc., Class A
(a)
1,114 12,488
First Financial Bankshares, Inc. 931 34,456
First Foundation, Inc. 2,034 12,692
FirstCash Holdings, Inc. 364 41,787
Globe Life, Inc. 783 82,928
Goosehead Insurance, Inc., Class A
(a)
209 18,664
Hilltop Holdings, Inc. 399 12,832
Independent Bank Group, Inc. 326 18,797
International Bancshares Corp. 446 26,666
Mr. Cooper Group, Inc.
(a)
568 52,359
P10, Inc., Class A 1,297 13,891
Prosperity Bancshares, Inc. 806 58,088
Skyward Specialty Insurance Group, Inc.
(a)
313 12,748
Southside Bancshares, Inc. 383 12,804
Stellar Bancorp, Inc. 476 12,324
Stewart Information Services Corp. 227 16,966
TPG, Inc., Class A 806 46,393
Triumph Financial, Inc.
(a)
200 15,908
TWFG, Inc.
(a)
436 11,824
Veritex Holdings, Inc. 511 13,450
Victory Capital Holdings, Inc., Class A 415 22,991
1,693,528
Health Care — 10.22%
Addus HomeCare Corp.
(a)
1,439 191,430

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
September 30, 2024 - (Unaudited)
COMMON STOCKS — 99.77% - (continued) Shares Fair Value
Health Care — 10.22% - (continued)
agilon health, inc.
(a)
24,623 $ 96,768
AMN Healthcare Services, Inc.
(a)
406 17,210
Cassava Sciences, Inc.
(a)
648 19,071
Castle Biosciences, Inc.
(a)
398 11,351
Enhabit, Inc.
(a)
3,910 30,889
Integer Holdings Corp.
(a)
100 13,000
Lexicon Pharmaceuticals, Inc.
(a)
6,373 10,006
McKesson Corp. 1,755 867,707
Natera, Inc.
(a)
216 27,421
Savara, Inc.
(a)
3,026 12,830
Taysha Gene Therapies, Inc.
(a)
5,329 10,711
Tenet Healthcare Corp.
(a)
7,542 1,253,481
U.S. Physical Therapy, Inc. 1,198 101,387
2,663,262
Industrials — 12.56%
AECOM 2,037 210,361
Alamo Group, Inc. 72 12,969
American Airlines Group, Inc.
(a)
6,421 72,172
Arcosa, Inc. 186 17,625
AZZ, Inc. 165 13,631
Bristow Group, Inc.
(a)
368 12,766
Cactus, Inc., Class A 227 13,545
Caterpillar, Inc. 793 310,159
CECO Environmental Corp.
(a)
471 13,282
Comfort Systems USA, Inc. 395 154,188
CSW Industrials, Inc. 39 14,289
DXP Enterprises, Inc.
(a)
255 13,607
Evolv Technologies Holdings, Inc., Class A
(a)
3,161 12,802
Flowserve Corp. 244 12,612
Fluor Corp.
(a)
2,554 121,851
Great Lakes Dredge & Dock Corp.
(a)
1,354 14,258
IES Holdings, Inc.
(a)
215 42,918
Insperity, Inc. 543 47,784
Intuitive Machines, Inc.
(a)
2,195 17,670
Iteris, Inc.
(a)
1,740 12,424
Jacobs Solutions, Inc. 1,903 249,103
KBR, Inc. 2,002 130,390
Kirby Corp.
(a)
566 69,295
Lennox International, Inc. 57 34,445
Powell Industries, Inc. 72 15,983
Primoris Services Corp. 552 32,060
Quanta Services, Inc. 1,583 471,971
Southwest Airlines Co. 5,918 175,351
Sterling Infrastructure, Inc.
(a)
337 48,872
Trinity Industries, Inc. 408 14,215

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
September 30, 2024 - (Unaudited)
COMMON STOCKS — 99.77% - (continued) Shares Fair Value
Industrials — 12.56% - (continued)
Waste Management, Inc. 4,289 $ 890,396
3,272,994
Materials — 0.48%
ATI, Inc.
(a)
232 15,523
Celanese Corp. 191 25,968
Commercial Metals Co. 223 12,256
Eagle Materials, Inc. 57 16,396
Huntsman Corp. 580 14,036
United States Lime & Minerals, Inc. 157 15,333
Uranium Energy Corp.
(a)
2,385 14,811
Westlake Corp. 80 12,023
126,346
Real Estate — 12.88%
Camden Property Trust 1,888 233,225
CBRE Group, Inc., Class A
(a)
5,484 682,648
Crown Castle International Corp. 7,858 932,196
Digital Realty Trust, Inc. 6,233 1,008,686
Howard Hughes Holdings, Inc.
(a)
956 74,023
Invitation Homes, Inc. 10,144 357,678
NETSTREIT Corp. 1,414 23,373
NexPoint Residential Trust, Inc. 437 19,232
Summit Hotel Properties, Inc. 2,035 13,960
Whitestone REIT 931 12,596
3,357,617
Technology — 10.08%
Alkami Technology, Inc.
(a)
420 13,247
Amentum Holdings, Inc.
(a)
1,903 61,371
Applied Optoelectronics, Inc.
(a)
948 13,566
BigCommerce Holdings, Inc.
(a)
2,176 12,730
Bumble, Inc., Class A
(a)
1,964 12,530
Cirrus Logic, Inc.
(a)
91 11,303
Core Scientific, Inc.
(a)
1,253 14,861
Crowdstrike Holdings, Inc., Class A
(a)
3,324 932,283
Dell Technologies, Inc., Class C 452 53,580
Digital Turbine, Inc.
(a)
4,476 13,741
Diodes, Inc.
(a)
200 12,818
E2open Parent Holdings, Inc., Class A
(a)
2,691 11,867
Green Dot Corp., Class A
(a)
1,178 13,794
Hewlett Packard Enterprise Co. 2,161 44,214
Omnicell, Inc.
(a)
683 29,779
Oracle Corp. 3,599 613,270
PROS Holdings, Inc.
(a)
727 13,464
Q2 Holdings, Inc.
(a)
173 13,800
Sabre Corp.
(a)
4,079 14,970
Silicon Laboratories, Inc.
(a)
115 13,291

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
September 30, 2024 - (Unaudited)
COMMON STOCKS — 99.77% - (continued) Shares Fair Value
Technology — 10.08% - (continued)
SolarWinds Corp. 945 $ 12,332
TaskUs, Inc., Class A
(a)
1,016 13,127
Texas Instruments, Inc. 1,572 324,728
Tyler Technologies, Inc.
(a)
610 356,069
2,626,735
Utilities — 1.88%
Aris Water Solution, Inc., Class A 838 14,137
Atmos Energy Corp. 755 104,726
CenterPoint Energy, Inc. 3,111 91,526
NRG Energy, Inc. 931 84,814
Vistra Corp. 1,649 195,472
490,675
Total Common Stocks — 99.77% (Cost $22,063,023) 25,999,987
MONEY MARKET FUNDS - 0.53%
State Street Institutional U.S. Government Money Market Fund, Opportunity
Class, 4.91%
(b)
139,290 139,290
Total Money Market Funds (Cost $139,290) 139,290
Total Investments — 100.30% (Cost $22,202,313) 26,139,277
Liabilities in Excess of Other Assets — (0.30)% (77,130)
NET ASSETS — 100.00% $ 26,062,147
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of September 30, 2024.
REIT - Real Estate Investment Trust

Texas Capital Texas Oil Index ETF
Schedule of Investments
September 30, 2024 - (Unaudited)
COMMON STOCKS — 99.72% Shares Fair Value
Gas & Water Utilities — 4.02%
Osaka Gas Company Ltd. (Japan) 6,800 $ 152,536
Tokyo Gas Company Ltd. (Japan) 15,445 358,601
511,137
Oil & Gas Producers — 91.17%
APA Corp. 24,130 590,220
Baytex Energy Corp. 88,050 261,509
BP PLC - ADR 9,781 307,026
Chesapeake Energy Corp. 2,552 209,902
Comstock Resources, Inc. 19,666 218,883
ConocoPhillips 9,974 1,050,063
Coterra Energy, Inc. 8,633 206,760
Crescent Energy Co. 42,933 470,116
Devon Energy Corp. 13,035 509,929
Diamondback Energy, Inc. 5,996 1,033,710
EOG Resources, Inc. 7,528 925,417
Exxon Mobil Corp. 9,222 1,081,003
Kinder Morgan, Inc. 14,064 310,674
Magnolia Oil & Gas Corp., Class A 8,233 201,050
Marathon Oil Corp. 20,056 534,091
Matador Resources Co. 856 42,304
Murphy Oil Corp. 5,372 181,251
Occidental Petroleum Corp. 20,050 1,033,377
Ovintiv , Inc. 13,936 533,888
Permian Resources Corp. 35,512 483,318
Repsol S.A. - ADR 5,206 68,511
Riley Exploration Permian, Inc. 3,474 92,026
Ring Energy, Inc.
(a)
58,760 94,016
SM Energy Co. 13,180 526,805
Total S.A. - ADR 1,828 118,125
Vital Energy, Inc.
(a)
18,902 508,464
11,592,438
Oil, Gas & Consumable Fuels — 4.53%
Chevron Corp. 3,908 575,531
Total Common Stocks — 99.72% (Cost $13,115,022) 12,679,106
MONEY MARKET FUNDS — 0.91%
State Street Institutional U.S. Government Money Market Fund,
Opportunity Class, 4.91%
(b)
116,032 116,032
Total Money Market Funds (Cost $116,032) 116,032
Total Investments — 100.63% (Cost $13,231,054) 12,795,138
Liabilities in Excess of Other Assets — (0.63)% (80,311)
NET ASSETS — 100.00% $ 12,714,827

Texas Capital Texas Oil Index ETF
Schedule of Investments (continued)
September 30, 2024 - (Unaudited)
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of September 30, 2024.
ADR - American Depositary Receipt.

Texas Capital Texas Small Cap Equity Index ETF
Schedule of Investments
September 30, 2024 - (Unaudited)
COMMON STOCKS — 99.70% Shares Fair Value
Communications — 2.58%
AST SpaceMobile, Inc.
(a)
3,093 $ 80,882
Clear Channel Outdoor Holdings, Inc.
(a)
49,076 78,522
iHeartMedia, Inc., Class A
(a)
3,584 6,630
Nexstar Media Group, Inc. 674 111,446
RumbleON, Inc., Class B
(a)
1,536 7,357
Thryv Holdings, Inc.
(a)
4,034 69,506
354,343
Consumer Discretionary — 16.15%
Academy Sports & Outdoors, Inc. 4,731 276,101
Brinker International, Inc.
(a)
4,140 316,835
Carriage Services, Inc. 2,410 79,120
Chuy's Holdings, Inc.
(a)
1,001 37,437
Cinemark Holdings, Inc.
(a)
2,425 67,512
Dave & Buster's Entertainment, Inc.
(a)
2,769 94,285
European Wax Center, Inc.
(a)
5,929 40,317
Forestar Group, Inc.
(a)
800 25,896
Green Brick Partners, Inc.
(a)
1,609 134,384
Group 1 Automotive, Inc. 902 345,503
Landesa Home Corp.
(a)
607 7,496
LGI Homes, Inc.
(a)
812 96,238
RCI Hospitality Holdings, Inc. 735 32,744
Rent-A-Center, Inc. 917 29,335
Rush Enterprises, Inc., Class A 4,802 253,690
Sally Beauty Holdings, Inc.
(a)
7,044 95,587
Target Hospitality Corp.
(a)
3,698 28,770
XPEL, Inc.
(a)
3,848 166,888
YETI Holdings, Inc.
(a)
2,216 90,922
2,219,060
Consumer Staples — 2.12%
Quanex Building Products Corp. 972 26,973
Vital Farms, Inc.
(a)
7,550 264,779
291,752
Energy — 20.90%
Amplify Energy Corp.
(a)
1,138 7,431
Archrock, Inc. 3,365 68,108
Atlas Energy Solutions, Inc. 1,203 26,225
Berry Corp. 1,193 6,132
ChampionX Corp. 4,936 148,820
Comstock Resources, Inc. 1,996 22,215
Crescent Energy Co. 3,379 37,000
CVR Energy, Inc. 2,447 56,354
DNOW, Inc.
(a)
27,969 361,638
Evolution Petroleum Corp. 1,015 5,390
Excelerate Energy, Inc., Class A 12,758 280,804

Texas Capital Texas Small Cap Equity Index ETF
Schedule of Investments (continued)
September 30, 2024 - (Unaudited)
COMMON STOCKS — 99.70% - (continued) Shares Fair Value
Energy — 20.90% - (continued)
Expro Group Holdings N.V.
(a)
4,817 $ 82,708
Forum Energy Technologies, Inc.
(a)
424 6,555
Granite Ridge Resources, Inc. 1,166 6,926
Helix Energy Solutions Group, Inc.
(a)
2,965 32,912
Hess Midstream, L.P., Class A 1,969 69,447
Innovex International, Inc.
(a)
676 9,924
Kinetik Holdings, Inc. 7,595 343,749
KLX Energy Services Holdings, Inc.
(a)
1,168 6,389
Kodiak Gas Services, Inc. 492 14,268
Landbridge Co., LLC
(a)
2,948 115,326
Magnolia Oil & Gas Corp., Class A 3,648 89,084
MRC Global, Inc.
(a)
22,490 286,523
Murphy Oil Corp. 3,085 104,088
Natural Gas Services Group, Inc.
(a)
359 6,860
Newpark Resources, Inc.
(a)
2,374 16,452
Noble Corp. PLC 2,735 98,843
Oceaneering International, Inc.
(a)
2,603 64,737
Oil States International, Inc.
(a)
1,600 7,360
Par Pacific Holdings, Inc.
(a)
1,430 25,168
Patterson-UTI Energy, Inc. 8,268 63,250
ProPetro Holding Corp.
(a)
1,705 13,060
Ring Energy, Inc.
(a)
3,940 6,304
Sable Offshore Corp.
(a)
918 21,692
Select Energy Services, Inc., Class A 1,872 20,835
Solaris Oilfield Infrastructure, Inc., Class A 765 9,761
Summit Midstream Corp.
(a)
1,520 53,246
Sunnova Energy International, Inc.
(a)
3,007 29,288
Talos Energy, Inc.
(a)
2,720 28,152
TETRA Technologies, Inc.
(a)
2,407 7,462
Thermon Group Holdings, Inc.
(a)
981 29,273
Tidewater, Inc.
(a)
1,086 77,964
VAALCO Energy, Inc. 1,993 11,440
Viper Energy, Inc. 1,929 87,017
W&T Offshore, Inc. 3,050 6,558
2,872,738
Financials — 6.00%
Applied Blockchain, Inc.
(a)
2,633 21,722
eHealth, Inc.
(a)
1,312 5,353
EZCORP, Inc., Class A
(a)
943 10,571
First Financial Bankshares, Inc. 1,969 72,872
First Foundation, Inc. 1,015 6,334
FirstCash Holdings, Inc. 764 87,707
Goosehead Insurance, Inc., Class A
(a)
469 41,882
Hilltop Holdings, Inc. 896 28,815
Independent Bank Group, Inc. 688 39,670

Texas Capital Texas Small Cap Equity Index ETF
Schedule of Investments (continued)
September 30, 2024 - (Unaudited)
COMMON STOCKS — 99.70% - (continued) Shares Fair Value
Financials — 6.00% - (continued)
International Bancshares Corp. 958 $ 57,279
Mr. Cooper Group, Inc.
(a)
1,200 110,617
P10, Inc. 850 9,104
Skyward Specialty Insurance Group, Inc.
(a)
633 25,782
South Plains Financial, Inc. 244 8,276
Southside Bancshares, Inc. 556 18,587
Stellar Bancorp, Inc. 888 22,990
Stewart Information Services Corp. 518 38,715
TPG, Inc. 1,783 102,629
Triumph Bancorp, Inc.
(a)
420 33,407
TWFG, Inc.
(a)
300 8,136
Veritex Holdings, Inc. 1,012 26,636
Victory Capital Holdings, Inc., Class A 842 46,647
823,731
Health Care — 13.30%
Addus HomeCare Corp.
(a)
2,830 376,475
agilon health, inc.
(a)
48,455 190,428
AMN Healthcare Services, Inc.
(a)
10,010 424,324
Biote Corp.
(a)
17,476 97,516
Cassava Sciences, Inc.
(a)
5,102 150,152
Castle Biosciences, Inc.
(a)
794 22,645
Enhabit, Inc.
(a)
7,202 56,896
Integer Holdings Corp.
(a)
851 110,630
Lexicon Pharmaceuticals, Inc.
(a)
5,678 8,914
Savara, Inc.
(a)
17,899 75,892
Shattuck Labs, Inc.
(a)
4,486 15,656
Sonida Senior Living, Inc.
(a)
2,368 63,320
Taysha Gene Therapies, Inc.
(a)
18,554 37,294
U.S. Physical Therapy, Inc. 2,332 197,357
1,827,499
Industrials — 15.11%
Alamo Group, Inc. 243 43,772
Arcosa, Inc. 1,010 95,708
AZZ, Inc. 765 63,197
Bristow Group, Inc.
(a)
3,639 126,237
Cactus, Inc., Class A 1,723 102,811
CECO Environmental Corp.
(a)
891 25,126
Civeo Corp. 3,048 83,515
CSW Industrials, Inc. 405 148,388
Distribution Solutions Group, Inc.
(a)
2,785 107,250
DXP Enterprises, Inc.
(a)
3,455 184,359
Ennis, Inc. 716 17,413
Evolv Technologies Holdings, Inc.
(a)
3,470 14,054
Great Lakes Dredge & Dock Corp.
(a)
2,584 27,210
Hyliion Holdings Corp.
(a)
4,374 10,848

Texas Capital Texas Small Cap Equity Index ETF
Schedule of Investments (continued)
September 30, 2024 - (Unaudited)
COMMON STOCKS — 99.70% - (continued) Shares Fair Value
Industrials — 15.11% - (continued)
IES Holdings, Inc.
(a)
754 $ 150,513
Insperity, Inc. 4,482 394,417
Intuitive Machines, Inc.
(a)
1,584 12,751
Iteris, Inc.
(a)
1,052 7,511
Orion Group Holdings, Inc.
(a)
1,367 7,888
Powell Industries, Inc. 242 53,721
Primoris Services Corp. 1,962 113,953
SEACOR Marine Holdings, Inc.
(a)
4,119 39,748
Sterling Construction Co., Inc.
(a)
1,184 171,703
Trinity Industries, Inc. 2,136 74,418
2,076,511
Materials — 3.53%
Commercial Metals Co. 2,980 163,781
Contango ORE, Inc.
(a)
308 5,932
Huntsman Corp. 4,256 102,995
United States Lime & Minerals, Inc. 250 24,415
Uranium Energy Corp.
(a)
8,170 50,736
Westlake Chemical Corp. 909 136,613
484,472
Real Estate — 13.38%
Braemar Hotels & Resorts, Inc. 13,780 42,580
Howard Hughes Holdings, Inc.
(a)
11,836 916,461
Legacy Housing Corp.
(a)
291 7,959
NETSTREIT Corp. 20,156 333,179
NexPoint Residential Trust, Inc. 5,207 229,160
Summit Hotel Properties, Inc. 24,721 169,586
Whitestone REIT 10,260 138,818
1,837,743
Technology — 6.56%
Alkami Technology, Inc.
(a)
1,233 38,889
Applied Optoelectronics, Inc.
(a)
1,084 15,512
Asure Software, Inc.
(a)
700 6,335
Aviat Networks, Inc.
(a)
300 6,489
BigCommerce Holdings, Inc.
(a)
1,929 11,285
Bumble, Inc., Class A
(a)
2,448 15,618
Core Scientific, Inc.
(a)
4,288 50,856
CS Disco, Inc.
(a)
950 5,586
Digital Turbine, Inc.
(a)
2,338 7,178
Diodes, Inc.
(a)
1,176 75,370
E2open Parent Holdings, Inc.
(a)
5,323 23,474
Green Dot Corp., Class A
(a)
897 10,504
Omnicell, Inc.
(a)
5,386 234,830
Open Lending Corp.
(a)
1,891 11,573
PROS Holdings, Inc.
(a)
913 16,909
Q2 Holdings, Inc.
(a)
1,247 99,473

Texas Capital Texas Small Cap Equity Index ETF
Schedule of Investments (continued)
September 30, 2024 - (Unaudited)
COMMON STOCKS — 99.70% - (continued) Shares Fair Value
Technology — 6.56% - (continued)
Rackspace Technology, Inc.
(a)
24,307 $ 59,552
Ribbon Communications, Inc.
(a)
4,093 13,302
Sabre Corp.
(a)
8,320 30,534
Silicon Laboratories, Inc.
(a)
828 95,692
SolarWinds Corp. 1,281 16,717
TaskUs, Inc., Class A
(a)
4,273 55,207
900,885
Utilities — 0.07%
Aris Water Solution, Inc., Class A 534 9,009
Total Common Stocks — 99.70% (Cost $12,541,303) 13,697,743
MONEY MARKET FUNDS - 0.32%
State Street Institutional U.S. Government Money Market Fund, Opportunity
Class, 4.91%
(b)
43,703 43,703
Total Money Market Funds (Cost $43,703) 43,703
Total Investments — 100.02% (Cost $12,585,006) 13,741,446
Liabilities in Excess of Other Assets — (0.02)% (2,557)
NET ASSETS — 100.00% $ 13,738,889
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of September 30, 2024.
REIT - Real Estate Investment Trust

Texas Capital Government Money Market ETF
Schedule of Investments
September 30, 2024 - (Unaudited)
U.S. Treasury Obligations — 99.60%
Principal
Amount Fair Value
United States Treasury Bill, 0.00% , 10/1/2024 $ 3,600,000 $ 3,600,000
United States Treasury Bill, 0.00% , 10/8/2024 3,600,000 3,596,726
United States Treasury Bill, 0.00% , 10/15/2024 300,000 299,451
United States Treasury Bill, 0.00% , 10/22/2024 600,000 598,353
United States Treasury Bill, 0.00% , 10/31/2024 600,000 597,665
United States Treasury Bill, 0.00% , 11/7/2024 1,200,000 1,194,228
United States Treasury Bill, 0.00% , 11/19/2024 300,000 298,120
United States Treasury Bill, 0.00% , 11/21/2024 300,000 298,037
United States Treasury Bill, 0.00% , 11/29/2024 1,800,000 1,786,190
United States Treasury Bill, 0.00% , 12/19/2024 300,000 297,038
United States Treasury Bill, 0.00% , 12/24/2024 300,000 296,853
United States Treasury Bill, 0.00% , 12/26/2024 1,200,000 1,187,100
United States Treasury Floating Rate Note, 4.73% , 10/31/2024 600,000 599,856
United States Treasury Floating Rate Note, 4.79% , 1/31/2025 300,000 299,933
Total U.S. Treasury Obligations (Cost $14,950,292) 14,949,550
U.S. Government & Agencies — 23.91%
Federal Home Loan Bank Discount Notes, 0.00% , 10/23/2024 3,600,000 3,589,596
Total U.S. Government & Agencies (Cost $3,589,596) 3,589,596
Total Investments — 123.51% (Cost $18,539,888) 18,539,146
Liabilities in Excess of Other Assets — (23.51)% (3,528,934)
NET ASSETS — 100.00% $ 15,010,212
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of September 30, 2024.